Note 7 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Beginning balance	$ 715	$ 694
Additions	9	67
Additions	154
Reductions	(23)	(46)
Settlements
Lapses in statues of limitations
Balance as of March 31,	$ 855	$ 715